Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
23	REVENUE

	2021	2020	2019
	S$’000	S$’000	S$’000
Over time
Omnichannel CX solutions	346,582	283,427	217,349
Sales and digital marketing	114,718	66,235	46,839
Content monitoring and moderation	85,890	80,170	61,526
Other business process services	7,500	4,409	4,007

	554,690	434,241	329,721

At a point in time
Other services	508	482	544

	555,198	434,723	330,265